UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2021

Days	% of fund's investments 11/30/21
1 - 7	87.3
31 - 60	2.4
61 - 90	5.2
91 - 180	5.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
U.S. Treasury Debt	10.1%
Non-Negotiable Time Deposit	7.4%
Repurchase Agreements	82.2%
Net Other Assets (Liabilities)	0.3%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 10.1%
U.S. Treasury Bills
12/7/21 to 3/22/22
(Cost $6,143,918,329)	0.05 to 0.06	6,144,690,000	6,143,935,821

Non-Negotiable Time Deposit - 7.4%
Time Deposits - 7.4%
Barclays Bank PLC
12/1/21	0.14%	$845,000,000	$845,000,000
Credit Agricole CIB
12/1/21	0.08	2,750,431,000	2,750,431,000
Mizuho Bank Ltd.
12/1/21	0.07	267,000,000	267,000,000
Mizuho Bank Ltd. Canada Branch
12/1/21	0.08	265,300,000	265,300,000
Royal Bank of Canada
12/1/21	0.07	177,000,000	177,000,000
The Toronto-Dominion Bank
12/1/21	0.08	164,000,000	164,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,468,731,000)			4,468,731,000

Interfund Loans- 0.0%
With:
Fidelity Dividend Growth Fund at 0.32% due 12/01/2021(b)
(Cost $5,617,000)		5,617,000	5,617,000

U.S. Government Agency Repurchase Agreement - 1.6%
	Maturity Amount	Value
In a joint trading account at:
0.05% dated 11/30/21 due 12/1/21 (Collateralized by (U.S. Government Obligations) #	$43,273,060	$43,273,000
0.05% dated 11/30/21 due 12/1/21 (Collateralized by (U.S. Government Obligations) #	900,914,251	900,913,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $944,186,000)		944,186,000

U.S. Treasury Repurchase Agreement - 78.0%
With:
Federal Reserve Bank of New York at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $46,591,064,740, 0.13% - 2.38%, 8/15/22 - 8/15/29)	46,591,064,710	46,591,000,000
SMBC Nikko Securities America, Inc. at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $785,257,684, 0.75% - 2.50%, 8/15/23 - 8/31/26)	770,001,069	770,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $47,361,000,000)		47,361,000,000

Other Repurchase Agreement - 2.6%
Other Repurchase Agreement - 2.6%
With:
BMO Capital Markets Corp. at 0.21%, dated 11/30/21 due 12/1/21 (Collateralized by Corporate Obligations valued at $64,050,861, 0.25% - 5.81%, 1/14/22 - 8/12/61)	61,000,356	61,000,000
BNP Paribas Prime Brokerage, Inc. at 0.53%, dated 11/1/21 due 1/3/22 (Collateralized by Corporate Obligations valued at $116,364,828, 0.00% - 11.50%, 2/1/22 - 10/15/97)(c)(d)(e)	108,100,170	108,000,000
Citigroup Global Markets, Inc. at:
0.49%, dated 11/16/21 due 3/15/22 (Collateralized by Corporate Obligations valued at $68,053,274, 1.50% - 12.00%, 8/1/22 - 11/25/50)	63,102,043	63,000,428
0.53%, dated 10/19/21 due 2/16/22 (Collateralized by Corporate Obligations valued at $102,664,952, 0.43% - 7.25%, 11/30/32 - 4/26/50)	95,167,833	95,000,000
J.P. Morgan Securities, LLC at:
0.37%, dated 11/10/21 due 1/4/22
(Collateralized by Equity Securities valued at $332,711,795)(c)(d)(e)	308,193,099	308,002,094
(Collateralized by Corporate Obligations valued at $323,469,802, 0.00% - 8.00%, 1/25/22 - 1/15/82)(c)(d)(e)	308,193,099	308,002,094
0.42%, dated 11/10/21 due 1/4/22 (Collateralized by Equity Securities valued at $10,802,646)(c)(d)(e)	10,007,117	10,000,068
Morgan Stanley & Co., Inc. at 0.57%, dated 11/24/21 due 2/22/22 (Collateralized by Equity Securities valued at $671,940,451)	630,897,750	630,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,583,000,000)		1,583,004,684
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $60,506,452,329)		60,506,474,505
NET OTHER ASSETS (LIABILITIES) - 0.3%		172,508,396
NET ASSETS - 100%		$60,678,982,901

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Loan is with an affiliated fund.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Debt	$6,143,935,821	$--	$6,143,935,821	$--
Non-Negotiable Time Deposit	4,468,731,000	--	4,468,731,000	--
U.S. Government Agency Repurchase Agreement	944,186,000	--	944,186,000	--
U.S. Treasury Repurchase Agreement	47,361,000,000	--	47,361,000,000	--
Other Repurchase Agreement	1,583,004,684	--	1,583,004,684	--
Interfund Loans	5,617,000	--	5,617,000	--
Total Investments in Securities:	$60,506,474,505	$--	$60,506,474,505	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$43,273,000 due 12/01/21 at 0.05%
Societe Generale	$43,273,000
$43,273,000
$900,913,000 due 12/01/21 at 0.05%
BofA Securities, Inc.	210,469,000
JP Morgan Securities Inc	163,878,000
Nomura Securities International	245,409,000
Societe Generale	281,157,000
$900,913,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $49,888,190,684) — See accompanying schedule: Unaffiliated issuers (cost $60,500,835,329)	$60,500,857,505
Affiliated issuers (cost $5,617,000)	5,617,000
Total Investment in Securities (cost $60,506,452,329)		$60,506,474,505
Cash		175,247,976
Interest receivable		403,933
Other affiliated receivables		904
Total assets		60,682,127,318
Liabilities
Distributions payable	$3,038,648
Other payables and accrued expenses	105,769
Total liabilities		3,144,417
Net Assets		$60,678,982,901
Net Assets consist of:
Paid in capital		$60,679,010,177
Total accumulated earnings (loss)		(27,276)
Net Assets		$60,678,982,901
Net Asset Value, offering price and redemption price per share ($60,678,982,901 ÷ 60,667,111,757 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Interest (including $150,756 from affiliated interfund lending)		$18,096,569
Expenses
Custodian fees and expenses	$90,609
Independent trustees' fees and expenses	92,464
Total expenses		183,073
Net investment income (loss)		17,913,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(57,716)
Total net realized gain (loss)		(57,716)
Change in net unrealized appreciation (depreciation) on investment securities		(377,059)
Net increase in net assets resulting from operations		$17,478,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,913,496	$41,841,305
Net realized gain (loss)	(57,716)	(3,156)
Change in net unrealized appreciation (depreciation)	(377,059)	783,144
Net increase in net assets resulting from operations	17,478,721	42,621,293
Distributions to shareholders	(17,908,470)	(41,834,911)
Affiliated share transactions
Proceeds from sales of shares	281,456,741,906	573,269,453,183
Reinvestment of distributions	95	–
Cost of shares redeemed	(279,072,822,917)	(559,941,848,084)
Net increase (decrease) in net assets and shares resulting from share transactions	2,383,919,084	13,327,605,099
Total increase (decrease) in net assets	2,383,489,335	13,328,391,481
Net Assets
Beginning of period	58,295,493,566	44,967,102,085
End of period	$60,678,982,901	$58,295,493,566
Other Information
Shares
Sold	281,400,461,814	573,152,061,767
Issued in reinvestment of distributions	95	–
Redeemed	(279,017,019,513)	(559,826,914,344)
Net increase (decrease)	2,383,442,396	13,325,147,423

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0003	.0010	.0155	.0223	.0131	.0056
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.0002
Total from investment operations	.0003	.0010	.0155	.0223	.0131	.0058
Distributions from net investment income	(.0003)	(.0010)	(.0155)	(.0223)	(.0131)	(.0056)
Total distributions	(.0003)	(.0010)	(.0155)	(.0223)	(.0131)	(.0056)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total ReturnB,C	.03%	.10%	1.56%	2.26%	1.31%	.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	.01%	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	.01%	- %G	- %G
Expenses net of all reductions	- %F,G	- %G	.01%	.01%	- %G	- %G
Net investment income (loss)	.06%F	.09%	1.55%	2.24%	1.31%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$60,678,983	$58,295,494	$44,967,102	$44,503,265	$43,495,230	$38,079,448

 A Amount represents less than $.00005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,253
Gross unrealized depreciation	(22,077)
Net unrealized appreciation (depreciation)	$22,176
Tax cost	$60,506,452,329

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,156)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	21,233,223.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Cash Central Fund	2,875

4. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Cash Central Fund	.0006%
Actual		$1,000.00	$1,000.30	$--C
Hypothetical-D		$1,000.00	$1,025.07	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.00005.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TCC-SANN-0122
1.734014.121

Fidelity® Municipal Cash Central Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/21
1 - 7	99.6
31 - 60	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Variable Rate Demand Notes (VRDNs)	73.6%
Tender Option Bond	25.1%
Net Other Assets (Liabilities)	1.3%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.6%
	Principal Amount	Value
Alabama - 4.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.05% 12/1/21, VRDN (a)	$27,045,000	$27,045,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.07% 12/1/21, VRDN (a)(b)	6,695,000	6,695,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.07% 12/1/21, VRDN (a)(b)	1,900,000	1,900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.07% 12/1/21, VRDN (a)(b)	25,580,000	25,580,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.07% 12/1/21, VRDN (a)(b)	4,300,000	4,300,000
		65,520,000
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.08% 12/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	6,500,000	6,500,000
Arizona - 0.9%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 0.03% 12/1/21, LOC Bank of America NA, VRDN (a)	13,200,000	13,200,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.17% 12/7/21, VRDN (a)	1,000,000	1,000,000
		14,200,000
California - 2.5%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.08% 12/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	3,390,000	3,390,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,800,000	5,800,000
Series 2001 W2, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,700,000	7,700,000
Series 2001 W3, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,500,000	2,500,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B2, 0.01% 12/1/21 (Liquidity Facility UBS AG), VRDN (a)	6,800,000	6,800,000
Series 2019 A, 0.01% 12/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	12,015,000	12,015,000
		38,205,000
Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.08% 12/3/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	750,000	750,000
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.09% 12/1/21, VRDN (a)(b)	8,000,000	8,000,000
Series 1999 B, 0.1% 12/7/21, VRDN (a)(b)	2,400,000	2,400,000
		10,400,000
Florida - 5.0%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.05% 12/1/21, VRDN (a)(b)	20,660,000	20,660,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.06% 12/1/21, VRDN (a)(b)	27,770,000	27,770,000
Series 2018 B, 0.06% 12/1/21, VRDN (a)(b)	15,345,000	15,345,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.09% 12/7/21, LOC PNC Bank NA, VRDN (a)(b)	3,195,000	3,195,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 0.05% 12/1/21, VRDN (a)(b)	10,000,000	10,000,000
		76,970,000
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.09% 12/1/21, VRDN (a)(b)	4,350,000	4,350,000
Series 2018, 0.07% 12/1/21, VRDN (a)	2,600,000	2,600,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hammond Proj.) Series 2010, 0.08% 12/1/21, VRDN (a)	2,000,000	2,000,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.07% 12/1/21, VRDN (a)(b)	7,100,000	7,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.09% 12/1/21, VRDN (a)	6,900,000	6,900,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.06% 12/1/21, VRDN (a)(b)	12,470,000	12,470,000
		35,420,000
Illinois - 4.1%
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.09% 12/7/21, LOC Bayerische Landesbank, VRDN (a)(b)	6,000,000	6,000,000
Illinois Fin. Auth. Series 2021 B, 0.03% 12/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	31,000,000	31,000,000
Illinois Fin. Auth. Rev. Series 2009 D1, 0.03% 12/1/21, LOC PNC Bank NA, VRDN (a)	5,625,000	5,625,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	20,600,000	20,600,000
		63,225,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 0.04% 12/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,700,000	5,700,000
Iowa - 0.7%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	5,400,000	5,400,000
Series 2013 B2, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	1,385,000	1,385,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 0.09% 12/7/21, VRDN (a)(b)	4,100,000	4,100,000
		10,885,000
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.14% 12/7/21, VRDN (a)	1,000,000	1,000,000
Series 2007 B, 0.14% 12/7/21, VRDN (a)	600,000	600,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.02% 12/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,030,000	9,030,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	600,000	600,000
		13,430,000
Kentucky - 3.4%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.08% 12/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,700,000	7,700,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 B, 0.08% 12/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	10,200,000	10,200,000
Louisville & Jefferson County Series 2011 B, 0.04% 12/1/21, LOC PNC Bank NA, VRDN (a)	3,050,000	3,050,000
Louisville Reg'l. Arpt. Auth. Series 2006 A, 0.06% 12/1/21, VRDN (a)(b)	24,400,000	24,400,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.07% 12/1/21, VRDN (a)(b)	3,600,000	3,600,000
Series 2020 B1, 0.07% 12/1/21, VRDN (a)(b)	3,500,000	3,500,000
		52,450,000
Louisiana - 3.7%
East Baton Rouge Parish Solid Waste Series 1998, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,000,000	9,000,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 0.03% 12/1/21, VRDN (a)	1,000,000	1,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co.-Norco Proj.) Series 1993, 0.06% 12/1/21, VRDN (a)(b)	3,900,000	3,900,000
Series 1992 A, 0.06% 12/1/21, VRDN (a)(b)	25,400,000	25,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.09% 12/7/21, VRDN (a)	2,400,000	2,400,000
St. Bernard Parish Exempt FAC Series 1996, 0.04% 12/1/21, VRDN (a)(b)	15,500,000	15,500,000
		57,200,000
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U-6C, 0.04% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	9,500,000	9,500,000
(College of the Holy Cross Proj.) Series 2008 A, 0.04% 12/1/21, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
		14,000,000
Michigan - 0.7%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 0.06% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	200,000	200,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.05% 12/1/21, LOC Comerica Bank, VRDN (a)	10,900,000	10,900,000
		11,100,000
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)	12,670,000	12,670,000
Mississippi - 2.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.04% 12/1/21, VRDN (a)(b)	17,300,000	17,300,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.02% 12/1/21 (Chevron Corp. Guaranteed), VRDN (a)	4,020,000	4,020,000
Series 2011 B, 0.02% 12/1/21, VRDN (a)	3,560,000	3,560,000
Series 2011 G, 0.02% 12/1/21, VRDN (a)	8,005,000	8,005,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003, 0.08% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	8,000,000	8,000,000
		40,885,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B1, 0.04% 12/1/21, LOC Barclays Bank PLC, VRDN (a)	5,965,000	5,965,000
Nevada - 0.8%
Clark County Arpt. Rev. Series 2008 C1, 0.07% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	12,700,000	12,700,000
New York - 17.1%
New York City Gen. Oblig.:
Series 2006 I8, 0.03% 12/1/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,725,000	3,725,000
Series 2013 A3, 0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,400,000	8,400,000
Series 2014 D4, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	14,300,000	14,300,000
Series 2015 F5, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,300,000	12,300,000
Series 2017 A-7, 0.05% 12/1/21 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	12,790,000	12,790,000
Series 2018 B, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,750,000	3,750,000
Series 2018 E, 0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,775,000	3,775,000
Series 2019 D, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,500,000	5,500,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.04% 12/1/21, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 DD-1, 0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	17,690,000	17,690,000
Series 2014 AA:
0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	19,235,000	19,235,000
0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	7,700,000	7,700,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,700,000	1,700,000
Series 2010 G6, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,400,000	4,400,000
Series 2014 B3, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,100,000	4,100,000
Series 2015 A4, 0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,805,000	11,805,000
Series 2018 A4, 0.04% 12/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,600,000	12,600,000
Series 2019 B4, 0.04% 12/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,400,000	6,400,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.05% 12/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	25,700,000	25,700,000
Series 2002 A, 0.05% 12/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	44,500,000	44,500,000
Series 2004 A, 0.05% 12/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	700,000	700,000
Series 2014 A, 0.04% 12/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,955,000	6,955,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	4,940,000	4,940,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.05% 12/7/21, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
		264,265,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.1% 12/7/21, VRDN (a)(b)	1,500,000	1,500,000
Ohio - 0.2%
Ohio Hosp. Rev. Series 2018, 0.05% 12/1/21, LOC PNC Bank NA, VRDN (a)	3,300,000	3,300,000
Oregon - 0.1%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.1% 12/7/21, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
Pennsylvania - 1.3%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.09% 12/7/21, LOC Citizens Bank NA, VRDN (a)	2,500,000	2,500,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.05% 12/1/21, VRDN (a)	2,000,000	2,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.03% 12/1/21, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.1% 12/7/21, LOC Citizens Bank NA, VRDN (a)	9,430,000	9,430,000
		20,430,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.1% 12/7/21, VRDN (a)(b)	100,000	100,000
Series 1997, 0.1% 12/7/21, VRDN (a)(b)	2,700,000	2,700,000
		2,800,000
Tennessee - 0.6%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.09% 12/7/21, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 13.3%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 0.07% 12/7/21, LOC Citibank NA, VRDN (a)(b)	4,000,000	4,000,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.08% 12/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000,000	25,000,000
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 0.08% 12/7/21, LOC PNC Bank NA, VRDN (a)(b)	10,930,000	10,930,000
Series 2008, 0.08% 12/7/21, LOC Bank of America NA, VRDN (a)(b)	4,400,000	4,400,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) Series 2007, 0.08% 12/7/21, LOC Citibank NA, VRDN (a)(b)	11,915,000	11,915,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.07% 12/1/21, VRDN (a)(b)	8,000,000	8,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
Series 2001 A, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,030,000	7,030,000
Series 2001 B, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,725,000	8,725,000
Series 2003, 0.05% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,950,000	4,950,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2020 B, 0.04% 12/1/21, VRDN (a)	24,650,000	24,650,000
Series 2021 C, 0.04% 12/1/21 (Liquidity Facility Bank of America NA), VRDN (a)	3,500,000	3,500,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series 2008 A2, 0.04% 12/1/21, VRDN (a)	22,550,000	22,550,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,500,000	8,500,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 0.1% 12/7/21, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B2, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,400,000	7,400,000
Series 2008 B4, 0.04% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,985,000	2,985,000
(Mobil Oil Corp. Proj.) Series 1999, 0.05% 12/1/21, VRDN (a)(b)	3,000,000	3,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.09% 12/7/21 (Total SA Guaranteed), VRDN (a)	8,600,000	8,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	6,645,000	6,645,000
Texas Gen. Oblig.:
Series 2001 A2, 0.09% 12/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,660,000	12,660,000
Series 2006 D, 0.09% 12/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,260,000	4,260,000
Series 2007 B, 0.09% 12/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,590,000	10,590,000
		205,240,000
Utah - 0.6%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.04% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,585,000	8,585,000
Washington - 0.4%
Port of Seattle Rev. Series 2008, 0.09% 12/7/21, LOC MUFG Bank Ltd., VRDN (a)(b)	6,600,000	6,600,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.15% 12/7/21, VRDN(a)(b)	2,400,000	2,400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 12/7/21, VRDN (a)(b)	5,000,000	5,000,000
		7,400,000
Wisconsin - 1.2%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.1% 12/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	18,500,000	18,500,000
Wyoming - 2.4%
Converse County Envir. Impt. Rev. Series 1995, 0.09% 12/7/21, VRDN (a)(b)	1,900,000	1,900,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.09% 12/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.1% 12/7/21, VRDN (a)(b)	9,000,000	9,000,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 0.06% 12/1/21, VRDN (a)(b)	24,400,000	24,400,000
		37,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,135,795,000)		1,135,795,000

Tender Option Bond - 25.1%
Alabama - 0.4%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,650,000	5,650,000
Arizona - 0.2%
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,725,000	1,725,000
Series XF 08 46, 0.08% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,000,000	1,000,000
		2,725,000
California - 0.4%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series XL 01 61, 0.09% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	4,800,000	4,800,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	600,000	600,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,100,000	1,100,000
		6,600,000
Colorado - 1.0%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,750,000	7,750,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	7,400,000	7,400,000
		15,150,000
Connecticut - 1.1%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,455,000	2,455,000
Series Floaters XL 00 66, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,905,000	2,905,000
Series YX 11 07, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	6,750,000	6,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,550,000	4,550,000
		16,660,000
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,385,000	4,385,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 98, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,125,000	3,125,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.13% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,940,000	2,940,000
		10,450,000
Florida - 4.3%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,780,000	3,780,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 0.11% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,975,000	2,975,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 28 82, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,800,000	2,800,000
Florida Higher Edl. Facilities Fing. Auth. Participating VRDN Series XF 29 22, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,230,000	3,230,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	400,000	400,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 0.06% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	12,500,000	12,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters ZF 25 03, 0.09% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	3,750,000	3,750,000
Series XF 28 77, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,075,000	2,075,000
Series XL 01 66, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,500,000	1,500,000
Series XM 08 90, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665,000	2,665,000
Series XM 08 96, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,000,000	1,000,000
Series ZF 09 74, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	600,000	600,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.12% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	1,400,000	1,400,000
Miami-Dade County Participating VRDN Series XF 29 46, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	5,500,000	5,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700,000	700,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	21,625,000	21,625,000
		66,900,000
Illinois - 0.8%
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 0.1% 12/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	4,800,000	4,800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,870,000	1,870,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	600,000	600,000
Series XF 10 10, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	900,000	900,000
Series XM 07 59, 0.1% 12/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	775,000	775,000
Series XX 11 41, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Series YX 11 50, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,300,000	2,300,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.1% 12/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
		11,745,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.1% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	600,000	600,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.13% 12/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	1,000,000	1,000,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.1% 12/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	2,400,000	2,400,000
		3,400,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,800,000	1,800,000
Maryland - 1.4%
Maryland Gen. Oblig. Participating VRDN:
Series DB 80 76, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	15,275,000	15,275,000
Series DB 807, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,765,000	3,765,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,670,000	2,670,000
		21,710,000
Michigan - 1.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	19,600,000	19,600,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters ZF 07 96, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	800,000	800,000
Series Floaters ZF 28 25, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	195,000	195,000
Series XM 07 48, 0.13% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	600,000	600,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	565,000	565,000
		21,760,000
Missouri - 0.6%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	800,000	800,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,000,000	8,000,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters 14, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
		9,800,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,400,000	1,400,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	300,000	300,000
		1,700,000
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN Series XM 08 62, 0.09% 12/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,455,000	2,455,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
		3,455,000
New York - 0.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000,000	3,000,000
Series Floaters 2018 E125, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,325,000	1,325,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series ZF 12 47, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,500,000	1,500,000
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	700,000	700,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.1% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,100,000	1,100,000
		7,625,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 20 XF 09 86, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	530,000	530,000
Series Floaters XM 06 16, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,000,000	2,000,000
Series ROC 14086, 0.1% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	2,050,000	2,050,000
Series XF 08 08, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series XF 09 38, 0.09% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,445,000	1,445,000
		6,125,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2021 XF 29 38, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,800,000	1,800,000
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Participating VRDN Series 2021 XG 03 44, 0.14% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	800,000	800,000
Univ. of North Dakota Participating VRDN Series XG 03 36, 0.09% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,600,000	1,600,000
		2,400,000
Ohio - 0.4%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,180,000	1,180,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 12/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	985,000	985,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 11 33, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,700,000	2,700,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700,000	700,000
		5,665,000
Oregon - 0.1%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series ZF 09 42, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600,000	1,600,000
Pennsylvania - 7.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	51,000,000	51,000,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,530,000	4,530,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,295,000	10,295,000
Series Putters 5025, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	18,900,000	18,900,000
Series Putters 5026, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	24,830,000	24,830,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,800,000	1,800,000
		111,355,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	600,000	600,000
Series XF 28 83, 0.15% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	500,000	500,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 0.09% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,000,000	1,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.09% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,400,000	1,400,000
		3,500,000
Tennessee - 0.1%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series 2021 XL 01 89, 0.12% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	570,000	570,000
Series YX 11 39, 0.1% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	695,000	695,000
		1,265,000
Texas - 1.8%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 50 43, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	24,000,000	24,000,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.12% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	200,000	200,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.09% 12/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	800,000	800,000
		27,000,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.12% 12/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	2,705,000	2,705,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	300,000	300,000
Series ZF 09 28, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	400,000	400,000
		3,405,000
Washington - 1.0%
CommonSpirit Health Participating VRDN Series XF 1017, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,000,000	8,000,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	800,000	800,000
Series XF 28 28, 0.12% 12/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	900,000	900,000
Series XM 08 75, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	700,000	700,000
Series XM 09 59, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,100,000	2,100,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,400,000	3,400,000
		15,900,000
TOTAL TENDER OPTION BOND
(Cost $387,745,000)		387,745,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,523,540,000)		1,523,540,000
NET OTHER ASSETS (LIABILITIES) - 1.3%		19,445,064
NET ASSETS - 100%		$1,542,985,064

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,890,000 or 1.4% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$1,135,795,000	$--	$1,135,795,000	$--
Tender Option Bond	387,745,000	--	387,745,000	--
Total Investments in Securities:	$1,523,540,000	$--	$1,523,540,000	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,523,540,000)		$1,523,540,000
Cash		91
Receivable for investments sold		19,415,000
Interest receivable		119,426
Other receivables		12
Total assets		1,543,074,529
Liabilities
Distributions payable	$77,781
Custody fee payable	11,684
Total liabilities		89,465
Net Assets		$1,542,985,064
Net Assets consist of:
Paid in capital		$1,542,894,781
Total accumulated earnings (loss)		90,283
Net Assets		$1,542,985,064
Net Asset Value, offering price and redemption price per share ($1,542,985,064 ÷ 1,542,671,984 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Interest		$440,215
Expenses
Custodian fees and expenses	$10,765
Independent trustees' fees and expenses	2,583
Total expenses before reductions	13,348
Expense reductions	(91)
Total expenses after reductions		13,257
Net investment income (loss)		426,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		101,498
Total net realized gain (loss)		101,498
Net increase in net assets resulting from operations		$528,456

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$426,958	$1,552,899
Net realized gain (loss)	101,498	136,804
Change in net unrealized appreciation (depreciation)	–	(25)
Net increase in net assets resulting from operations	528,456	1,689,678
Distributions to shareholders	(461,074)	(1,571,322)
Affiliated share transactions
Proceeds from sales of shares	4,992,571,000	10,324,916,000
Cost of shares redeemed	(4,792,562,125)	(10,232,077,008)
Net increase (decrease) in net assets and shares resulting from share transactions	200,008,875	92,838,992
Total increase (decrease) in net assets	200,076,257	92,957,348
Net Assets
Beginning of period	1,342,908,807	1,249,951,459
End of period	$1,542,985,064	$1,342,908,807
Other Information
Shares
Sold	4,991,572,685	10,323,661,090
Redeemed	(4,791,603,804)	(10,230,789,988)
Net increase (decrease)	199,968,881	92,871,102

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001	$1.0000
Income from Investment Operations
Net investment income (loss)	.0002	.0011	.0130	.0155	.0113	.0066
Net realized and unrealized gain (loss)	.0001	.0001	–B	–B	–B	.0001
Total from investment operations	.0003	.0012	.0130	.0155	.0113	.0067
Distributions from net investment income	(.0002)	(.0011)	(.0130)	(.0155)	(.0113)	(.0066)
Distributions from net realized gain	–B	–B	–B	–B	(.0001)	–
Total distributions	(.0003)C	(.0011)	(.0130)	(.0155)	(.0113)C	(.0066)
Net asset value, end of period	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001
Total ReturnD,E	.03%	.12%	1.31%	1.56%	1.14%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.05%I	.10%	1.18%	1.54%	1.06%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,542,985	$1,342,909	$1,249,951	$728,715	$822,008	$1,570,970

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,523,540,000

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	355,985,000	352,940,000	–

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $91.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Municipal Cash Central Fund	.0015%
Actual		$1,000.00	$1,000.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MCC-SANN-0122
1.734025.121

Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/21
1 - 7	85.7
31 - 60	2.6
61 - 90	5.4
91 - 180	6.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
U.S. Treasury Debt	11.1%
Non-Negotiable Time Deposit	7.0%
Repurchase Agreements	79.7%
Net Other Assets (Liabilities)	2.2%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bills
12/7/21 to 3/22/22
(Cost $3,568,541,902)	0.05 to 0.06	3,569,000,000	3,568,549,419

Non-Negotiable Time Deposit - 7.0%
Time Deposits - 7.0%
Barclays Bank PLC
12/1/21	0.14%	$422,000,000	$422,000,000
Credit Agricole CIB
12/1/21	0.08	1,376,000,000	1,376,000,000
Mizuho Bank Ltd.
12/1/21		133,000,000	133,000,000
Mizuho Bank Ltd. Canada Branch
12/1/21	0.08	133,000,000	133,000,000
Royal Bank of Canada
12/1/21	0.07	88,000,000	88,000,000
The Toronto-Dominion Bank
12/1/21	0.08	82,000,000	82,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $2,234,000,000)			2,234,000,000

U.S. Government Agency Repurchase Agreement - 1.5%
	Maturity Amount	Value
In a joint trading account at 0.05% dated 11/30/21 due 12/1/21 (Collateralized by (U.S. Government Obligations):
0.05% dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations) #	$21,643,030	$21,643,000
0.05% dated 11/30/21 due 12/1/21 (Collateralized by U.S. Government Obligations) #	450,605,626	450,605,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $472,248,000)		472,248,000

U.S. Treasury Repurchase Agreement - 75.3%
With:
Federal Reserve Bank of New York at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $23,337,032,483, 0.13% - 1.75%, 6/30/22 - 8/15/29)	23,337,032,413	23,337,000,000
SMBC Nikko Securities America, Inc. at 0.05%, dated 11/30/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $785,605,667, 0.63% - 2.75%, 5/15/22 - 8/15/49)	770,001,069	770,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $24,107,000,000)		24,107,000,000

Other Repurchase Agreement - 2.9%
Other Repurchase Agreement - 2.9%
With:
BMO Capital Markets Corp. at 0.21%, dated 11/30/21 due 12/1/21 (Collateralized by Corporate Obligations valued at $32,551,117, 1.55% - 3.95%, 9/10/27 - 12/1/42)	31,000,181	31,000,000
BNP Paribas Prime Brokerage, Inc. at 0.53%, dated 11/1/21 due 1/3/22 (Collateralized by Corporate Obligations valued at $72,390,498, 0.00% - 7.41%, 11/1/22 - 10/10/79)(b)(c)(d)	67,062,142	67,000,000
Citigroup Global Markets, Inc. at:
0.49%, dated 11/16/21 due 3/15/22 (Collateralized by Corporate Obligations valued at $39,967,809, 3.00% - 12.75%, 7/15/22 - 11/25/50)	37,059,930	37,000,252
0.53%, dated 10/19/21 due 2/16/22 (Collateralized by Corporate Obligations valued at $59,606,593, 0.21% - 5.50%, 4/12/22 - 7/27/37)	55,097,167	55,000,000
J.P. Morgan Securities, LLC at:
0.37%, dated 11/10/21 due 1/4/22
(Collateralized by Equity Securities valued at $207,404,756)(b)(c)(d)	192,120,374	192,001,306
(Collateralized by Corporate Obligations valued at $201,643,516, 0.00% - 9.63%, 5/1/23 - 11/29/61)(b)(c)(d)	192,120,374	192,001,306
0.42%, dated 11/10/21 due 1/4/22 (Collateralized by Equity Securities valued at $6,481,593)(b)(c)(d)	6,004,270	6,000,041
Morgan Stanley & Co., Inc. at 0.57%, dated 11/24/21 due 2/22/22 (Collateralized by Equity Securities valued at $394,678,731)	370,527,250	370,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $950,000,000)		950,002,905
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $31,331,789,902)		31,331,800,324
NET OTHER ASSETS (LIABILITIES) - 2.2%		693,887,030
NET ASSETS - 100%		$32,025,687,354

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Debt	$3,568,549,419	$--	$3,568,549,419	$--
Non-Negotiable Time Deposit	2,234,000,000	--	2,234,000,000	--
U.S. Government Agency Repurchase Agreement	472,248,000	--	472,248,000	--
U.S. Treasury Repurchase Agreement	24,107,000,000	--	24,107,000,000	--
Other Repurchase Agreement	950,002,905	--	950,002,905	--
Total Investments in Securities:	$31,331,800,324	$--	$31,331,800,324	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$21,643,000 due 12/01/21 at 0.05%
Societe Generale	$21,643,000
$21,643,000
$450,605,000 due 12/01/21 at 0.05%
BofA Securities, Inc.	105,269,000
JP Morgan Securities Inc	81,966,000
Nomura Securities International	122,745,000
Societe Generale	140,625,000
$450,605,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $25,529,250,905) — See accompanying schedule: Unaffiliated issuers (cost $31,331,789,902)		$31,331,800,324
Cash		695,506,921
Interest receivable		236,895
Total assets		32,027,544,140
Liabilities
Distributions payable	$1,774,050
Other payables and accrued expenses	82,736
Total liabilities		1,856,786
Net Assets		$32,025,687,354
Net Assets consist of:
Paid in capital		$32,025,691,417
Total accumulated earnings (loss)		(4,063)
Net Assets		$32,025,687,354
Net Asset Value, offering price and redemption price per share ($32,025,687,354 ÷ 32,022,733,621 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Interest		$9,903,317
Expenses
Custodian fees and expenses	$75,312
Independent trustees' fees and expenses	51,231
Total expenses		126,543
Net investment income (loss)		9,776,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(28,778)
Total net realized gain (loss)		(28,778)
Change in net unrealized appreciation (depreciation) on investment securities		(190,790)
Net increase in net assets resulting from operations		$9,557,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,776,774	$24,178,731
Net realized gain (loss)	(28,778)	21,320
Change in net unrealized appreciation (depreciation)	(190,790)	433,127
Net increase in net assets resulting from operations	9,557,206	24,633,178
Distributions to shareholders	(9,774,336)	(24,166,775)
Affiliated share transactions
Proceeds from sales of shares	140,845,917,296	264,639,666,567
Cost of shares redeemed	(145,064,921,410)	(249,618,255,858)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,219,004,114)	15,021,410,709
Total increase (decrease) in net assets	(4,219,221,244)	15,021,877,112
Net Assets
Beginning of period	36,244,908,598	21,223,031,486
End of period	$32,025,687,354	$36,244,908,598
Other Information
Shares
Sold	140,831,834,113	264,613,205,246
Redeemed	(145,050,416,369)	(249,593,296,528)
Net increase (decrease)	(4,218,582,256)	15,019,908,718

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001	$1.0000
Income from Investment Operations
Net investment income (loss)	.0003	.0009	.0155	.0223	.0131	.0059
Net realized and unrealized gain (loss)	–B	–B	(.0001)	.0001	–B	.0001
Total from investment operations	.0003	.0009	.0154	.0224	.0131	.0060
Distributions from net investment income	(.0003)	(.0009)	(.0155)	(.0223)	(.0131)	(.0059)
Total distributions	(.0003)	(.0009)	(.0155)	(.0223)	(.0131)	(.0059)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001
Total ReturnC,D	.03%	.09%	1.56%	2.26%	1.32%	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.01%	.01%	- %H	- %H
Expenses net of fee waivers, if any	- %G,H	- %H	.01%	.01%	- %H	- %H
Expenses net of all reductions	- %G,H	- %H	.01%	.01%	- %H	- %H
Net investment income (loss)	.06%G	.09%	1.57%	2.22%	1.31%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$32,025,687	$36,244,909	$21,223,031	$18,063,947	$22,829,071	$23,157,560

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,624
Gross unrealized depreciation	(13,202)
Net unrealized appreciation (depreciation)	$10,422
Tax cost	$31,331,789,902

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period there were no interfund trades.

4. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Securities Lending Cash Central Fund	.0007%
Actual		$1,000.00	$1,000.30	$--C
Hypothetical-D		$1,000.00	$1,025.06	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005 per share

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CCC-SANN-0122
1.743119.121

Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report

November 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/21
1 - 7	99.6
31 - 60	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2021
Variable Rate Demand Notes (VRDNs)	51.2%
Tender Option Bond	48.8%

Schedule of Investments November 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.2%
	Principal Amount	Value
Alabama - 3.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.05% 12/1/21, VRDN (a)	$28,075,000	$28,075,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.05% 12/1/21, VRDN (a)	2,100,000	2,100,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.08% 12/7/21, LOC Bayerische Landesbank, VRDN (a)	5,300,000	5,300,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 12/1/21, VRDN (a)	2,855,000	2,855,000
West Jefferson Indl. Dev. Series 2008, 0.13% 12/7/21, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.05% 12/1/21, VRDN (a)	1,200,000	1,200,000
		41,130,000
Alaska - 2.4%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1993 C, 0.02% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,210,000	1,210,000
(ExxonMobil Proj.) Series 2001, 0.03% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	4,975,000	4,975,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.08% 12/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	7,500,000	7,500,000
Series 1994 C, 0.08% 12/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	14,300,000	14,300,000
		27,985,000
California - 1.4%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B2, 0.01% 12/1/21 (Liquidity Facility UBS AG), VRDN (a)	4,700,000	4,700,000
Series 2001 B4, 0.02% 12/1/21 (Liquidity Facility Citibank NA), VRDN (a)	2,200,000	2,200,000
Series 2020 A, 0.02% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,795,000	2,795,000
Series A1, 0.02% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,165,000	2,165,000
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.07% 12/7/21, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
		16,560,000
District Of Columbia - 0.1%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 0.07% 12/7/21, LOC Bank of America NA, VRDN (a)	1,035,000	1,035,000
Florida - 3.9%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.05% 12/1/21, VRDN (a)	18,000,000	18,000,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 0.05% 12/1/21, VRDN (a)	2,700,000	2,700,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 0.04% 12/1/21, VRDN (a)	24,405,000	24,405,000
		45,105,000
Georgia - 3.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.02% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.08% 12/1/21, VRDN (a)	2,300,000	2,300,000
Series 2018, 0.07% 12/1/21, VRDN (a)	1,900,000	1,900,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.09% 12/1/21, VRDN (a)	1,000,000	1,000,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hammond Proj.) Series 2010, 0.08% 12/1/21, VRDN (a)	10,000,000	10,000,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.09% 12/1/21, VRDN (a)	3,200,000	3,200,000
Series 2008, 0.09% 12/1/21, VRDN (a)	6,200,000	6,200,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.05% 12/1/21, VRDN (a)	6,475,000	6,475,000
Series 2002 V1, 0.05% 12/1/21, VRDN (a)	8,200,000	8,200,000
		41,775,000
Illinois - 0.6%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.02% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)	7,100,000	7,100,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 0.04% 12/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	9,305,000	9,305,000
Iowa - 1.9%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	14,265,000	14,265,000
Series 2013 B2, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	7,785,000	7,785,000
		22,050,000
Kansas - 1.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.14% 12/7/21, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 0.14% 12/7/21, VRDN (a)	900,000	900,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	700,000	700,000
Series 1994, 0.09% 12/7/21, VRDN (a)	5,300,000	5,300,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.02% 12/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,000,000	5,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 0.09% 12/7/21, VRDN (a)	2,900,000	2,900,000
		18,400,000
Louisiana - 0.3%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.03% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,100,000	1,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.09% 12/7/21, VRDN (a)	300,000	300,000
Series 2010 B1, 0.09% 12/7/21, VRDN (a)	1,700,000	1,700,000
		3,100,000
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.):
Series U-6C, 0.04% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	9,500,000	9,500,000
Series U-6E, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	1,820,000	1,820,000
		11,320,000
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.06% 12/7/21 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,775,000	3,775,000
Minnesota - 1.7%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.03% 12/1/21, LOC Wells Fargo Bank NA, VRDN (a)	19,260,000	19,260,000
Mississippi - 4.3%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.02% 12/1/21, VRDN (a)	11,400,000	11,400,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 C, 0.02% 12/1/21 (Chevron Corp. Guaranteed), VRDN (a)	2,800,000	2,800,000
Series 2011 A, 0.02% 12/1/21, VRDN (a)	4,700,000	4,700,000
Series 2011 C, 0.02% 12/1/21, VRDN (a)	22,090,000	22,090,000
Series 2011 B, 0.02% 12/1/21, VRDN (a)	5,440,000	5,440,000
Series 2011 G, 0.02% 12/1/21, VRDN (a)	3,000,000	3,000,000
		49,430,000
New Jersey - 0.2%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.03% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,550,000	2,550,000
New York - 8.2%
New York City Gen. Oblig.:
Series 2015 F5, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,850,000	8,850,000
Series 2017 A-7, 0.05% 12/1/21 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	22,995,000	22,995,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 DD-1, 0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	5,215,000	5,215,000
Series 2014 AA:
0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,390,000	17,390,000
0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,000,000	1,000,000
Series 2015 BB, 0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	18,000,000	18,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.03% 12/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,840,000	1,840,000
Series 2010 G6, 0.05% 12/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,200,000	3,200,000
Series 2015 A4, 0.03% 12/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,250,000	2,250,000
New York Hsg. Fin. Agcy. Rev. Series 2013 A, 0.04% 12/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,975,000	8,975,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	5,660,000	5,660,000
		95,375,000
North Carolina - 0.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	2,600,000	2,600,000
Ohio - 1.9%
Montgomery County Hosp. Rev. Series 2019 C, 0.05% 12/1/21, LOC PNC Bank NA, VRDN (a)	22,100,000	22,100,000
Pennsylvania - 2.6%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.09% 12/7/21, LOC Citizens Bank NA, VRDN (a)	6,085,000	6,085,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.05% 12/1/21, VRDN (a)	23,675,000	23,675,000
		29,760,000
Tennessee - 2.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.05% 12/1/21, LOC Bank of America NA, VRDN (a)	6,110,000	6,110,000
Series 2003, 0.05% 12/1/21, LOC Bank of America NA, VRDN (a)	7,800,000	7,800,000
Series 2005, 0.05% 12/1/21, LOC Bank of America NA, VRDN (a)	6,475,000	6,475,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.):
Series 2002, 0.05% 12/1/21, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
Series 2004, 0.05% 12/1/21, LOC Bank of America NA, VRDN (a)	3,550,000	3,550,000
		28,535,000
Texas - 6.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 0.04% 12/1/21, VRDN (a)	17,715,000	17,715,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.02% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.):
Series 2011, 0.03% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,100,000	7,100,000
Series 2012, 0.03% 12/1/21 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,900,000	1,900,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.08% 12/7/21 (Total SA Guaranteed), VRDN (a)	17,765,000	17,765,000
Series 2012, 0.09% 12/7/21 (Total SA Guaranteed), VRDN (a)	15,300,000	15,300,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	13,445,000	13,445,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.03% 12/1/21, LOC TD Banknorth, NA, VRDN (a)	3,240,000	3,240,000
		77,465,000
Washington - 0.3%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.08% 12/7/21, LOC Bank of America NA, VRDN (a)	3,745,000	3,745,000
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 0.14% 12/7/21, LOC Truist Bank, VRDN (a)	240,000	240,000
Wisconsin - 0.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 0.04% 12/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800,000	4,800,000
Wyoming - 0.8%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 12/7/21, VRDN (a)	9,900,000	9,900,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $594,400,000)		594,400,000

Tender Option Bond - 48.8%
Alabama - 0.3%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,800,000	3,800,000
Arizona - 0.3%
Pima County Indl. Dev. Auth. Rev. Participating VRDN Series 2021 XF 29 44, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,000,000	3,000,000
California - 1.1%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800,000	800,000
California Muni. Fin. Auth. Participating VRDN Series XF 28 63, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,400,000	9,400,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	900,000	900,000
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,200,000	1,200,000
		12,300,000
Colorado - 1.2%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,820,000	9,820,000
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,800,000	3,800,000
		13,620,000
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,040,000	1,040,000
Series Floaters G66, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,055,000	3,055,000
Series XM 08 57, 0.08% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300,000	1,300,000
Series XM 08 58, 0.08% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,200,000	1,200,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series XF 11 24, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,820,000	2,820,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.11% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(c)	700,000	700,000
		10,115,000
District Of Columbia - 3.3%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,750,000	14,750,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 0.08% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	445,000	445,000
Series XF 09 76, 0.08% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,840,000	22,840,000
		38,035,000
Florida - 4.3%
Central Florida Expressway Auth. Sr. Lien Rev. Participating VRDN Series XX 11 36, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,375,000	2,375,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,940,000	4,940,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	370,000	370,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 0.08% 12/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,000,000	2,000,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	39,850,000	39,850,000
		50,135,000
Georgia - 1.0%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 50 34, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	12,190,000	12,190,000
Hawaii - 1.6%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,575,000	10,575,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 0.08% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(c)	7,960,000	7,960,000
		18,535,000
Illinois - 2.8%
Chicago Transit Auth. Participating VRDN Series XL 01 45, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,275,000	10,275,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,780,000	1,780,000
Series MS 3332, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN:
Series XM 07 59, 0.1% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,750,000	1,750,000
Series XX 11 41, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500,000	500,000
Series YX 11 50, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500,000	2,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XM 04 75, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,375,000	9,375,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,540,000	1,540,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.1% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
		32,020,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.1% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	600,000	600,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.13% 12/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	1,000,000	1,000,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.1% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(c)	2,900,000	2,900,000
		3,900,000
Maryland - 1.1%
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 0.08% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900,000	1,900,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,000,000	11,000,000
		12,900,000
Massachusetts - 0.3%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 17 13, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,885,000	3,885,000
Michigan - 1.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,000,000	7,000,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 XM0223, 0.09% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	800,000	800,000
Series Floaters XF 26 48, 0.08% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,660,000	1,660,000
Series Floaters ZF 28 25, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Series XM 07 48, 0.13% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	900,000	900,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600,000	600,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 0.1% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,500,000	3,500,000
		14,660,000
Minnesota - 0.6%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,625,000	6,625,000
Missouri - 2.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,000,000	8,000,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	16,700,000	16,700,000
Series Floaters C17, 0.1% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,200,000	2,200,000
Series XG 03 00, 0.09% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
		28,000,000
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000,000	2,000,000
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	200,000	200,000
		2,200,000
Nevada - 2.0%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,800,000	9,800,000
Series XM 06 38, 0.08% 12/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,900,000	2,900,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.1% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,375,000	9,375,000
		23,675,000
New York - 2.1%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,250,000	12,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200,000	4,200,000
Series Floaters E 129, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700,000	1,700,000
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.1% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	900,000	900,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series 2020 XF 29 09, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,000,000	4,000,000
Series RBC E 126, 0.1% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,200,000	1,200,000
		24,250,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 05 65, 0.08% 12/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,300,000	1,300,000
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series 2021 XG 03 44, 0.14% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	500,000	500,000
Ohio - 0.7%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 0.08% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000,000	4,000,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,405,000	2,405,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.17% 1/11/22 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
		8,100,000
Oklahoma - 1.3%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 0.08% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,865,000	14,865,000
Pennsylvania - 11.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 0.06% 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	53,860,000	53,860,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ZF 28 11, 0.11% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,120,000	3,120,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.11% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	9,205,000	9,205,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	18,495,000	18,495,000
Series Putters 5025, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,890,000	10,890,000
Series Putters 5026, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	20,235,000	20,235,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000,000	5,000,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 11 44, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,290,000	11,290,000
		132,095,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600,000	600,000
Series XF 28 83, 0.15% 12/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	700,000	700,000
		1,300,000
Tennessee - 0.9%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,400,000	10,400,000
Texas - 4.1%
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 17 08, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,175,000	2,175,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
Godley Independent School District Participating VRDN Series 2021 XG 03 25, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,995,000	2,995,000
Harris County Children's Hosp. Participating VRDN Series E-149, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,400,000	7,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 50 43, 0.07% 12/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,000,000	16,000,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.11% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,000,000	10,000,000
Series XG 02 78, 0.09% 12/7/21 (Liquidity Facility Bank of America NA)(a)(b)(c)	2,100,000	2,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 0.08% 12/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000,000	5,000,000
		47,670,000
Vermont - 0.2%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,550,000	2,550,000
Virginia - 0.8%
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZF 09 98, 0.08% 12/7/21 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,750,000	1,750,000
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,520,000	2,520,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.12% 12/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	4,835,000	4,835,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	300,000	300,000
Series ZF 09 28, 0.12% 12/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	400,000	400,000
		9,805,000
Washington - 2.1%
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.08% 12/7/21 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500,000	7,500,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Solar 0055, 0.04% 12/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,000,000	3,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.09% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,400,000	9,400,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XX 11 06, 0.08% 12/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,300,000	4,300,000
		24,200,000
TOTAL TENDER OPTION BOND
(Cost $567,230,000)		567,230,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,161,630,000)		1,161,630,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		65,056
NET ASSETS - 100%		$1,161,695,056

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$594,400,000	$--	$594,400,000	$--
Tender Option Bond	567,230,000	--	567,230,000	--
Total Investments in Securities:	$1,161,630,000	$--	$1,161,630,000	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,161,630,000)		$1,161,630,000
Cash		1,158
Interest receivable		125,598
Other receivables		49
Total assets		1,161,756,805
Liabilities
Distributions payable	$53,330
Custody fee payable	8,419
Total liabilities		61,749
Net Assets		$1,161,695,056
Net Assets consist of:
Paid in capital		$1,161,697,657
Total accumulated earnings (loss)		(2,601)
Net Assets		$1,161,695,056
Net Asset Value, offering price and redemption price per share ($1,161,695,056 ÷ 1,161,410,495 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2021 (Unaudited)
Investment Income
Interest		$274,067
Expenses
Custodian fees and expenses	$8,059
Independent trustees' fees and expenses	1,845
Total expenses before reductions	9,904
Expense reductions	(35)
Total expenses after reductions		9,869
Net investment income (loss)		264,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		249
Total net realized gain (loss)		249
Net increase in net assets resulting from operations		$264,447

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2021 (Unaudited)	Year ended May 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$264,198	$1,442,898
Net realized gain (loss)	249	97,262
Change in net unrealized appreciation (depreciation)	–	(7)
Net increase in net assets resulting from operations	264,447	1,540,153
Distributions to shareholders	(287,922)	(1,458,676)
Affiliated share transactions
Proceeds from sales of shares	2,987,707,400	7,940,790,000
Cost of shares redeemed	(2,971,217,000)	(8,567,382,400)
Net increase (decrease) in net assets and shares resulting from share transactions	16,490,400	(626,592,400)
Total increase (decrease) in net assets	16,466,925	(626,510,923)
Net Assets
Beginning of period	1,145,228,131	1,771,739,054
End of period	$1,161,695,056	$1,145,228,131
Other Information
Shares
Sold	2,986,853,802	7,939,100,335
Redeemed	(2,970,383,177)	(8,565,556,421)
Net increase (decrease)	16,470,625	(626,456,086)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2021	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0001	$1.0001	$1.0001	$1.0000
Income from Investment Operations
Net investment income (loss)	.0002	.0009	.0126	.0151	.0108	.0064
Net realized and unrealized gain (loss)	(.0001)	.0002	.0001	–B	.0001	.0001
Total from investment operations	.0001	.0011	.0127	.0151	.0109	.0065
Distributions from net investment income	(.0002)	(.0009)	(.0126)	(.0151)	(.0108)	(.0064)
Distributions from net realized gain	–B	–B	–B	–	–B	–
Total distributions	(.0002)	(.0010)C	(.0126)	(.0151)	(.0109)C	(.0064)
Net asset value, end of period	$1.0002	$1.0003	$1.0002	$1.0001	$1.0001	$1.0001
Total ReturnD,E	.01%	.10%	1.28%	1.52%	1.09%	.65%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.04%I	.10%	1.17%	1.52%	1.11%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,161,695	$1,145,228	$1,771,739	$1,032,627	$1,173,470	$756,593

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2021

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,161,630,000

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	270,980,000	272,435,000	–

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $35.

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Tax-Free Cash Central Fund	.0017%
Actual		$1,000.00	$1,000.10	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TFC-SANN-0122
1.810806.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022